UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6264

        Nuveen New Jersey Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
	July 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.4% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 800	5.000%, 1/01/32	1/15 at 100.00	Baa3	$651,264
690	5.125%, 1/01/37	1/15 at 100.00	Baa3	555,271

1,490	Total Consumer Discretionary			1,206,535

	Consumer Staples – 3.6% (2.4% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
4,300	4.750%, 6/01/34	6/17 at 100.00	BBB	3,083,487
10,000	5.000%, 6/01/41	6/17 at 100.00	BBB	7,176,000

14,300	Total Consumer Staples			10,259,487

	Education and Civic Organizations – 15.8% (10.4% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	AA	1,020,810
	5.000%, 12/01/24 – AMBAC Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	N/R	1,818,940
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	495,710
	Series 2004C, 5.500%, 7/01/23
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB+	954,050
	2007D, 5.000%, 7/01/27
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
3,555	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A–	3,448,706
3,145	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A–	3,015,992
120	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AA	123,727
	2004L, 5.125%, 7/01/22 – MBIA Insured
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	A2	1,289,643
	2005F, 5.000%, 7/01/16 – FGIC Insured
2,770	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	Aa3	2,771,662
	2006A, 5.000%, 7/01/36 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2001G:
1,000	5.250%, 7/01/20 – MBIA Insured	7/11 at 100.00	AA	1,036,540
1,945	5.250%, 7/01/21 – MBIA Insured	7/11 at 100.00	AA	2,003,350
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,260	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	AA	1,293,894
2,510	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	AA	2,531,963
185	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	AA	173,171
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H,	7/14 at 100.00	A–	1,559,016
	5.000%, 7/01/16 – FGIC Insured
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	A	611,190
	5.500%, 7/01/23 – RAAI Insured
510	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C,	7/12 at 100.00	A	449,861
	5.000%, 7/01/37 – RAAI Insured
1,430	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	A	1,454,739
	Series 2004A, 5.125%, 7/01/21 – FGIC Insured
1,050	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	A	1,043,249
	2002A, 5.000%, 7/01/17 – RAAI Insured
2,115	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey Class	12/08 at 101.00	AAA	2,141,015
	Loan Program, Series 1997A, 5.800%, 6/01/16 – MBIA Insured (Alternative Minimum Tax)
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	Aaa	2,034,820
	6.125%, 6/01/17 – MBIA Insured (Alternative Minimum Tax)
4,235	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	9/11 at 100.00	BBB	4,100,496
	Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001,
	5.250%, 9/01/21
	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child
	Health Institute, LLC, Series 2003:
1,945	5.000%, 4/15/20 – AMBAC Insured	4/13 at 100.00	AA	1,974,564
1,370	5.000%, 4/15/22 – AMBAC Insured	4/13 at 100.00	AA	1,393,441
	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A:
2,100	5.000%, 12/01/24 – AMBAC Insured	12/12 at 100.00	AA	2,125,137
4,000	5.500%, 12/01/27 – AMBAC Insured	12/12 at 100.00	AA	4,044,160

45,075	Total Education and Civic Organizations			44,909,846

	Financials – 1.7% (1.1% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	4,717,500
	Project, Series 2002, 5.750%, 10/01/21

	Health Care – 23.1% (15.1% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,
	Series 2004A:
200	5.000%, 2/15/25	2/15 at 100.00	BBB	183,324
1,000	5.750%, 2/15/34	8/14 at 100.00	BBB	957,450
1,920	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	1,861,670
	Series 2008A, 5.000%, 7/01/27
5,750	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,	8/11 at 100.00	AA	5,517,010
	Jersey City Medical Center, Series 2001, 5.000%, 8/01/41 – AMBAC Insured
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	1,910,540
	University Hospital, Series 2007, 5.750%, 7/01/37
3,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	3,518,550
	Medical Center, Series 2007, 5.000%, 7/01/37
2,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System	7/13 at 100.00	Baa1	2,653,497
	Obligated Group, Series 2003A, 5.375%, 7/01/33
1,265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aaa	1,267,657
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	364,504
	Hospital, Series 2005A, 5.500%, 7/01/36
650	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	600,392
	Center, Series 2006B, 5.000%, 7/01/36
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	584,840
	Center, Series 2006, 5.125%, 7/01/35
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,027,960
	Obligated Group, Series 2001, 5.500%, 7/01/21
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	3,515,645
	Obligated Group, Series 1999, 5.250%, 7/01/29 – FSA Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
3,850	5.750%, 7/01/25	7/10 at 100.00	A2	3,881,686
2,000	5.750%, 7/01/31	7/10 at 100.00	A2	2,009,780
1,600	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	AA	1,357,472
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,885	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB	1,696,161
	Care System, Series 2006A, 5.000%, 7/01/29
2,850	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	A	2,626,959
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
5,040	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley	7/10 at 100.00	AA	5,068,426
	Hospital Obligated Group, Series 2000, 5.375%, 7/01/31 – AMBAC Insured
3,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,675,409
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
2,160	5.000%, 7/01/36	7/16 at 100.00	A3	2,022,775
1,965	5.000%, 7/01/46	7/16 at 100.00	A3	1,790,017
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	7/14 at 100.00	A	1,641,835
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	7/10 at 100.00	Baa2	2,042,340
	Hospital, Series 2000A, 6.875%, 7/01/20
3,135	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	A	2,759,960
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
2,605	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Barnabas	1/09 at 101.00	A2	2,612,997
	Healthcare System – West Hudson Hospital Obligated Group, Series 1998A, 5.000%, 7/01/23 –
	MBIA Insured
3,600	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AAA	3,594,312
	2007-I, 5.000%, 7/01/38 – AGC Insured
3,700	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban	6/12 at 102.00	Aaa	3,749,839
	Renewal Corporation, Series 2001A, 5.200%, 6/01/30

68,270	Total Health Care			65,493,007

	Housing/Multifamily – 1.2% (0.8% of Total Investments)
645	Long Branch Housing Finance Corporation New Jersey, Housing Revenue Bonds, Washington Manor	10/08 at 100.00	N/R	648,702
	Associates Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview	10/09 at 102.00	Aaa	2,779,570
	Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)

3,388	Total Housing/Multifamily			3,428,272

	Housing/Single Family – 3.5% (2.3% of Total Investments)
2,595	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/08 at 100.75	Aaa	2,594,818
	1997U, 5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
2,085	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/10 at 100.00	Aaa	2,137,125
	2000CC, 5.875%, 10/01/31 – MBIA Insured (Alternative Minimum Tax)
350	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	283,245
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
2,545	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	6/11 at 100.00	AAA	2,560,117
	Bonds, Series 2001A, 5.200%, 12/01/33
2,545	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	6/11 at 100.00	AAA	2,443,862
	Bonds, Series 2001B, 5.300%, 12/01/28 (Alternative Minimum Tax)

10,120	Total Housing/Single Family			10,019,167

	Industrials – 0.4% (0.2% of Total Investments)
980	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	BBB	1,011,997
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory
	put 12/01/09)

	Long-Term Care – 2.9% (1.9% of Total Investments)
1,870	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	1,656,502
	Evergreens Project, Series 2007, 5.625%, 1/01/38
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	1,097,078
	Wards Homestead, Series 2004A, 5.750%, 11/01/24
2,800	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds,	12/11 at 103.00	Aaa	2,825,564
	Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36
595	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/11 at 102.00	A–	620,430
	Jersey, Series 2001, 5.875%, 6/01/18
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/13 at 102.00	A–	1,063,634
	Jersey, Series 2002, 5.250%, 6/01/32
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good	7/11 at 100.00	A	941,260
	Shepherd Obligated Group, Series 2001, 5.100%, 7/01/21 – RAAI Insured

8,490	Total Long-Term Care			8,204,468

	Tax Obligation/General – 7.3% (4.8% of Total Investments)
	Clifton, New Jersey, General Obligation Bonds, Series 2002:
1,700	5.000%, 1/15/21 – FGIC Insured	1/11 at 100.00	AA–	1,725,636
1,625	5.000%, 1/15/22 – FGIC Insured	1/11 at 100.00	AA–	1,647,051
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	AA	4,403,200
1,500	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding School Bonds,	8/10 at 100.00	AAA	1,508,205
	Series 2001, 5.000%, 8/01/27 – FSA Insured
5,000	New Jersey, General Obligation Bonds, Series 1992D, 6.000%, 2/15/11	No Opt. Call	AA	5,408,600
915	Ocean City Board of Education, Cape May County, New Jersey, General Obligation Bonds, Series	4/16 at 100.00	Aa2	963,614
	2005, 5.000%, 4/01/20 – MBIA Insured
1,285	Tinton Falls Board of Education, Monmouth County, New Jersey, General Obligation Bonds, Series	10/14 at 100.00	Aaa	1,395,870
	2004, 5.000%, 10/15/15 – FSA Insured
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	Aa3	1,783,863
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	Aa3	1,917,183

19,880	Total Tax Obligation/General			20,753,222

	Tax Obligation/Limited – 34.1% (22.3% of Total Investments)
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,905,409
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,965	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa3	2,106,696
	2007, 5.250%, 12/15/22 – AMBAC Insured
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	2,918,419
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,100	5.000%, 9/01/18 – MBIA Insured	9/15 at 100.00	AA+	1,165,846
1,000	5.000%, 9/01/21 – MBIA Insured	9/15 at 100.00	AA+	1,038,790
1,420	5.000%, 9/01/22 – MBIA Insured	9/15 at 100.00	AA+	1,469,572
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AAA	1,113,468
2,525	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AAA	2,540,478
1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds,	No Opt. Call	N/R	1,488,090
	Series 2003D, 5.000%, 12/01/16 – FGIC Insured
	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund
	Revenue Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,084,690
2,000	5.250%, 9/15/18	9/13 at 100.00	AAA	2,137,100
1,000	5.250%, 9/15/21	9/13 at 100.00	AAA	1,061,610
5,700	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	AA–	5,777,406
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,965	5.500%, 6/15/24	6/12 at 100.00	BBB	1,861,327
4,000	5.750%, 6/15/34	6/14 at 100.00	BBB	3,687,200
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project,	3/15 at 100.00	AAA	4,780,001
	Series 2005C, 5.000%, 3/01/27 – FSA Insured
5,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	AA	5,357,500
	2004A, 5.250%, 7/01/15 – MBIA Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
205	5.125%, 6/15/27	6/17 at 100.00	Baa3	189,127
345	5.125%, 6/15/37	6/17 at 100.00	Baa3	299,350
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,965	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA	1,976,318
3,930	5.000%, 9/01/37	9/17 at 100.00	AA–	3,964,112
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AAA	2,102,947
	Improvement Fund, Series 2005A, 5.000%, 9/01/15 – FSA Insured
2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	AA–	2,506,575
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,885	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA	2,992,582
4,455	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA	4,491,932
3,405	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	A2	3,496,118
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
1,075	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	1,127,460
1,900	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	1,975,962
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA	4,670,148
	5.500%, 12/15/16 – MBIA Insured
3,890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	4,073,919
	5.000%, 6/15/19 – FSA Insured
4,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	4,703,426
	5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
13,755	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA	4,710,400
10,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	2,732,900
15,310	0.000%, 12/15/34 – FSA Insured	No Opt. Call	AAA	3,721,249
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	AA	2,565,725
	5.000%, 12/15/26 – AMBAC Insured
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/15 at 100.00	Aa3	1,603,664
	Center Project, Series 2005, 5.000%, 5/01/30 – AMBAC Insured
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	A–	1,211,010
	2006A, 4.500%, 7/01/36 – CIFG Insured

121,795	Total Tax Obligation/Limited			96,608,526

	Transportation – 25.1% (16.4% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AA	2,279,340
	5.250%, 6/01/20 – MBIA Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 – MBIA Insured	1/15 at 100.00	AA	2,013,000
4,050	5.000%, 1/01/26 – MBIA Insured	1/15 at 100.00	AA	4,063,041
1,500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	AA	1,500,750
3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999,	1/10 at 100.00	AAA	3,606,820
	5.750%, 1/01/22 – FSA Insured
2,960	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	1/12 at 100.00	AAA	2,995,846
	District Project, Series 2001A, 5.200%, 1/01/27 – FSA Insured
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	11/08 at 100.00	CCC+	1,385,040
	7.100%, 11/01/31 (Alternative Minimum Tax)
160	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AA	186,115
9,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A	9,709,189
1,265	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – FSA Insured	No Opt. Call	AAA	1,352,196
7,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	7,134,750
	Series 2005, 5.000%, 12/01/28 – XLCA Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	2,019,160
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Twenty-Fifth Series 2002:
2,280	5.000%, 10/15/26 – FSA Insured	4/12 at 101.00	AAA	2,317,141
5,000	5.000%, 4/15/32 – FSA Insured	4/12 at 101.00	AAA	5,029,200
1,330	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	1,394,040
	Bonds, RITES Trust 1516, 9.922%, 8/15/32 – FSA Insured (IF)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
3,500	7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AA	3,816,295
6,605	5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)	12/08 at 101.00	AA	6,553,547
12,130	5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)	12/08 at 100.00	AA	11,817,530
2,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series	1/13 at 100.00	A	2,003,820
	2002K, 5.100%, 1/01/33

72,030	Total Transportation			71,176,820

	U.S. Guaranteed – 20.5% (13.4% of Total Investments) (4)
2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic	9/12 at 101.00	N/R (4)	2,781,225
	Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)
3,275	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2000A,	1/10 at 101.00	AA (4)	3,473,432
	5.750%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2003D,	7/13 at 100.00	A– (4)	1,648,500
	5.250%, 7/01/20 (Pre-refunded 7/01/13) – FGIC Insured
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AA (4)	2,121,004
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
1,380	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AA (4)	1,519,394
	2004L, 5.125%, 7/01/22 (Pre-refunded 7/01/14) – MBIA Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
2,850	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2 (4)	3,124,284
1,460	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2 (4)	1,600,510
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/12 at 100.00	AA (4)	2,157,860
	2002A, 5.000%, 7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured
1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	A+ (4)	1,415,752
	5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,195	5.000%, 7/01/20 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	AA (4)	1,307,712
1,875	5.000%, 7/01/24 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	AA (4)	2,051,850
7,860	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A3 (4)	8,669,107
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
3,020	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	3,324,476
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – FSA Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	200,078
55	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AA (4)	65,714
2,505	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	2,851,867
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AA (4)	1,376,150
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured
7,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	7,775,924
	5.500%, 10/01/34
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
1,180	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,263,768
3,000	6.000%, 6/01/37 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,336,360
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
3,050	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,227,449
2,625	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,929,448

53,475	Total U.S. Guaranteed			58,221,864

	Utilities – 4.1% (2.7% of Total Investments)
3,500	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/08 at 100.00	Baa3	3,508,715
	Recovery System Revenue Bonds, Series 1991A, 7.500%, 12/01/10 (Alternative Minimum Tax)
755	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/08 at 100.00	Baa3	757,227
	Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative Minimum Tax)
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge	12/13 at 100.00	AA+	2,206,043
	Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured
2,500	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Refunding	4/12 at 101.00	Baa1	2,330,725
	Bonds, PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31 (Alternative Minimum Tax)
3,000	Union County Utilities Authority, New Jersey, Solid Waste Facility Senior Lien Revenue Bonds,	12/08 at 101.00	AA	2,828,670
	Ogden Martin Systems of Union Inc., Series 1998A, 5.000%, 6/01/23 – AMBAC Insured
	(Alternative Minimum Tax)

11,810	Total Utilities			11,631,380

	Water and Sewer – 8.0% (5.2% of Total Investments)
3,000	Jersey City Municipal Utilities Authority, Hudson County, New Jersey, Sewer Revenue Bonds,	1/09 at 102.00	N/R	2,875,470
	Series 2001A-2, 5.200%, 7/15/21 – FGIC Insured (Alternative Minimum Tax)
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds, Series 2003B:
1,750	5.000%, 12/01/17 – FGIC Insured	12/13 at 100.00	N/R	1,799,333
1,835	5.000%, 12/01/18 – FGIC Insured	12/13 at 100.00	N/R	1,916,419
1,000	5.000%, 12/01/19 – FGIC Insured	12/13 at 100.00	N/R	1,038,060
7,500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	11/08 at 100.00	N/R	7,517,474
	Company, Series 1996, 6.000%, 5/01/36 – FGIC Insured (Alternative Minimum Tax)
	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A:
3,000	5.250%, 8/01/16 – FGIC Insured	8/12 at 100.00	N/R	3,184,260
3,000	5.250%, 8/01/18 – FGIC Insured	8/12 at 100.00	N/R	3,159,450
1,250	Ocean County Utilities Authority, New Jersey, Wastewater Revenue Refunding Bonds, Series 2000,	1/11 at 101.00	Aa1	1,299,963
	5.000%, 1/01/18

22,335	Total Water and Sewer			22,790,429

$ 458,438	Total Long-Term Investments (cost $438,624,721) – 151.7%			430,432,520

	Short-Term Investments – 1.1% (0.7% of Total Investments)
$ 3,000	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Variable Rate		A3	3,000,000
	Demand Obligations, Series 2007E-1, 3.250%, 7/01/37 – FGIC Insured (5)

	Total Short-Term Investments (cost $3,000,000)			3,000,000

	Total Investments (cost $441,624,721) – 152.8%			433,432,520

	Other Assets Less Liabilities – 4.3%			12,184,401

	Preferred Shares, at Liquidation Value – (57.1)% (6)			(162,000,000)

	Net Assets Applicable to Common Shares – 100%			$283,616,921

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG,
FGIC, MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after the period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (37.4)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting
Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of July 31, 2008:
	Level 1	Level 2	Level 3	Total

Investments	$ —	$433,432,520	$ —	$433,432,520

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $441,595,942.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 7,420,540
Depreciation	(15,583,962)

Net unrealized appreciation (depreciation) of investments	$ (8,163,422)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Investment Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2008